Inventories (Schedule Of Inventories) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories [Abstract]
Raw material	$ 295.5	$ 271.8	$ 243.2
Work in progress	219.9	216.7	205.3
Finished products	184.0	154.8	125.3
Inventories	699.4	643.3	573.8
Inventory reserve at beginning of year	(81.6)	(84.8)	(80.7)
Reversal of reserve	5.1	8.1	6.9
Addition to reserve	(17.2)	(16.1)	(17.9)
Write-off against reserve	16.9	10.2	8.8
Translation difference	0.7	1.0	(1.9)
Inventory reserve at end of year	(76.1)	(81.6)	(84.8)
Total inventories, net of reserve	$ 623.3	$ 561.7	$ 489.0